Investments in Associates 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of associates [line items]
Acquisition cost		₩ 3,394,833		₩ 3,509,099
Book value		₩ 6,704,754		₩ 6,176,889		₩ 5,844,464
Korea Gas Corporation
Disclosure of associates [line items]
Key operation activities		Importing and wholesaling LNG	[1]	Importing and wholesaling LNG
Location		Korea	[1]	Korea
Percentage of ownership		20.47%	[1]	20.47%
Acquisition cost		₩ 94,500	[1]	₩ 94,500
The fair value of associates		655,830		466,830
Book value		₩ 2,289,304	[1]	₩ 1,970,643		2,085,296
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
The fair value of associates		88,489		69,298
Book value		30,177		₩ 29,500		31,078
YTN Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[2]			Broadcasting
Location	[2]			Korea
Percentage of ownership	[2]			21.43%
Acquisition cost	[2]			₩ 59,000
The fair value of associates	[3]	0		54,180
Book value		₩ 0		₩ 52,303	[2]	55,027
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[4]	Power generation		Power generation
Location	[4]	Korea		Korea
Percentage of ownership	[4]	15.00%		15.00%
Acquisition cost	[4]	₩ 5,725		₩ 5,725
Book value		₩ 11,693	[4]	₩ 12,001	[4]	12,158
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation equipment consignment and operation service		Power generation equipment consignment and operation service
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value		₩ 87,393		₩ 118,173		119,791
Korea Power Exchange
Disclosure of associates [line items]
Key operation activities	[5]	Management of power market and others		Management of power market and others
Location	[5]	Korea		Korea
Percentage of ownership	[5]	100.00%		100.00%
Acquisition cost	[5]	₩ 127,839		₩ 127,839
Book value		273,962	[5]	274,286	[5]	275,126
Boim Combined Heat and Power Generation Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		769		937
Accumulated unrecognized equity interest		₩ 28,723		₩ 27,954
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	Korea		Korea
Percentage of ownership	[6]	67.25%		67.25%
Acquisition cost	[6]	₩ 12,637		₩ 12,637
Book value		₩ 13,559	[6]	₩ 13,530	[6]	13,049
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[4]	Power generation		Power generation
Location	[4]	Korea		Korea
Percentage of ownership	[4]	6.85%		6.85%
Acquisition cost	[4]	₩ 46,373		₩ 46,373
Book value		₩ 31,093	[4]	₩ 26,834	[4]	26,727
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value		₩ 2,165		₩ 3,194		2,883
SPC Power Corporation
Disclosure of associates [line items]
Key operation activities		Power generation	[7]	Power generation	[8]
Location		Philippines	[7]	Philippines	[8]
Percentage of ownership		38.00%	[7]	38.00%	[8]
Acquisition cost		₩ 20,635	[7]	₩ 20,635	[8]
The fair value of associates		130,063		92,219
Book value		₩ 107,574	[7]	₩ 78,931	[8]	70,868
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		42.00%		42.00%
Acquisition cost		₩ 516,007		₩ 516,007
Book value		₩ 728,338		₩ 705,812		578,821
PT. Cirebon Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value		₩ 157,530		₩ 134,259		135,114
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[9]	Resources development		Resources development
Location	[9]	Nigeria		Nigeria
Percentage of ownership	[9]	14.63%		14.63%
Acquisition cost	[9]	₩ 12		₩ 12
Book value		₩ 0	[9]	₩ 0	[9]	0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[9]	Resources development		Resources development
Location	[9]	Nigeria		Nigeria
Percentage of ownership	[9]	14.63%		14.63%
Acquisition cost	[9]	₩ 12		₩ 12
Book value		₩ 0	[9]	₩ 0	[9]	0
PT Wampu Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value		₩ 39,268		₩ 34,555		37,743
PT. Bayan Resources TBK
Disclosure of associates [line items]
Key operation activities		Resources development		Resources development
Location		Indonesia		Indonesia
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
The fair value of associates		12,298,501		11,090,934
Book value		₩ 717,376		₩ 619,207		684,719
S-Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value		180,372		₩ 162,765		141,128
Pioneer Gas Power Limited
Disclosure of associates [line items]
Key operation activities				Power generation
Location				India
Percentage of ownership				38.50%
Acquisition cost				₩ 49,831
Book value		0		0		0
Unrecognized equity interest		0		19,835
Accumulated unrecognized equity interest		0		76,712
Eurasia Energy Holdings
Disclosure of associates [line items]
Book value				0		0
Unrecognized equity interest		0		(203)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Laos		Laos
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 87,426		₩ 87,426
Book value		₩ 73,065		₩ 116,378		115,584
PT. Mutiara Jawa
Disclosure of associates [line items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		Indonesia		Indonesia
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value		5,735		₩ 5,168		3,597
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[10]			Recycling fly ashes
Location	[10]			Korea
Percentage of ownership	[10]			25.54%
Acquisition cost	[10]			₩ 686
Book value	[10]			0
Unrecognized equity interest		895		3,625
Accumulated unrecognized equity interest		₩ 5,326		₩ 4,431
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value		0		0		0
Unrecognized equity interest		(1,377)		(258)
Accumulated unrecognized equity interest		3,835		5,212
Naepo Green Energy Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		0		(14,956)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 262,740		₩ 262,740
Book value		₩ 284,542		₩ 287,624		288,893
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation	[11]
Location		Korea		Korea	[11]
Percentage of ownership		29.00%		29.00%	[11]
Acquisition cost		₩ 261,000		₩ 261,000	[11]
Book value		241,814		254,929	[11]	0
Unrecognized equity interest		0		(14)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 72,000
Book value		₩ 139,059		₩ 145,026		133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value		₩ 360		₩ 294		278
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[12]	Power generation		Power generation
Location	[12]	Korea		Korea
Percentage of ownership	[12]	33.61%		33.61%
Acquisition cost	[12]	₩ 148,105		₩ 148,105
Book value		₩ 91,351	[12]	₩ 87,203	[12]	89,300
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Key operation activities	[4]	Power generation		Power generation
Location	[4]	India		India
Percentage of ownership	[4]	5.16%		5.16%
Acquisition cost	[4]	₩ 9,000		₩ 9,000
Book value		₩ 0	[4]	₩ 0	[4]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.59%		46.59%
Acquisition cost		₩ 5,190		₩ 5,190
Book value		₩ 1,490		₩ 1,483		1,555
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value		₩ 279,432		₩ 259,085		260,145
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value		₩ 2,535		₩ 2,804		2,849
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value		₩ 2,334		₩ 3,259		4,395
Hansuwon KNP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electric material agency		Electric material agency
Location		Korea		Korea
Percentage of ownership		28.98%		28.98%
Acquisition cost		₩ 537		₩ 537
Book value		₩ 674		₩ 467		280
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Key operation activities	[13]	Developing electric enterprises		Developing electric enterprises
Location	[13]	Korea		Korea
Percentage of ownership	[13]	98.09%		98.09%
Acquisition cost	[13]	₩ 11,210		₩ 20,847
Book value		₩ 13,353	[13]	₩ 23,421	[13]	28,842
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[14]	Asset management		Asset management
Location	[14]	Korea		Korea
Percentage of ownership	[14]	9.90%		9.90%
Acquisition cost	[14]	₩ 297		₩ 297
Book value		1,268	[14]	₩ 1,213	[14]	1,184
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities				Renewable power generation
Location				Korea
Percentage of ownership				28.00%
Acquisition cost				₩ 140
Book value		₩ 0		₩ 0		12
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value		₩ 162		₩ 285		486
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Key operation activities	[15]	Construction and operation of utility plant		Construction and operation of utility plant	[11]
Location	[15]	Nepal		Nepal	[11]
Percentage of ownership	[15]	68.88%		68.88%	[11]
Acquisition cost	[15]	₩ 110,332		₩ 110,332	[11]
Book value		₩ 170,955	[15]	₩ 110,573	[11],[15]	69,940
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 26,800		₩ 26,800
Book value		₩ 24,217		₩ 24,638		25,044
PND Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value		₩ 1,735		₩ 1,510		1,403
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[4]	Power generation		Power generation
Location	[4]	Korea		Korea
Percentage of ownership	[4]	19.00%		19.00%
Acquisition cost	[4]	₩ 3,610		₩ 3,610
Book value		₩ 8,493	[4]	₩ 7,947	[4]	7,631
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[4]	Power generation		Power generation
Location	[4]	Korea		Korea
Percentage of ownership	[4]	9.63%		9.63%
Acquisition cost	[4]	₩ 533		₩ 533
Book value		₩ 41	[4]	₩ 133	[4]	156
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,189		₩ 1,189
Book value		0		8		1,571
Unrecognized equity interest		396		0
Accumulated unrecognized equity interest		₩ 396		₩ 0
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 300		₩ 300
Book value		₩ 197		₩ 170		93
ITR Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[16]	R & D		R & D
Location	[16]	Korea		Korea
Percentage of ownership	[16]	8.70%		10.00%
Acquisition cost	[16]	₩ 50		₩ 50
Book value		0	[16]	0	[16]	0
Unrecognized equity interest		14		(4)
Accumulated unrecognized equity interest		₩ 15		₩ 1
STN Co., Ltd. (formerly, Structure test network Co., Ltd..)
Disclosure of associates [line items]
Key operation activities		Technical testing and consulting		Technical testing and consulting
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 407		₩ 391		366
Indeck Niles Development, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 249,274		₩ 263,825
Book value		₩ 370,970		₩ 335,401		302,038
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 0		₩ 0
Book value		₩ 60		₩ 93		94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 6,108		₩ 6,482
Book value		₩ 6,119		₩ 6,496		6,932
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		39.90%		39.90%
Acquisition cost		₩ 798		₩ 798
Book value		₩ 914		₩ 1,022		919
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		44.00%		44.00%
Acquisition cost		₩ 4,757		₩ 4,757
Book value		₩ 5,155		₩ 5,155		5,133
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Key operation activities		Fuel cell generation		Fuel cell generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 5,560		₩ 5,560
Book value		₩ 5,301		₩ 4,723		4,420
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		23.95%		23.95%
Acquisition cost		₩ 126		₩ 126
Book value		₩ 48		₩ 114		177
SEP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		21.26%		21.26%
Acquisition cost		₩ 27		₩ 27
Book value		0		0		0
Unrecognized equity interest		0		1
Accumulated unrecognized equity interest		₩ 15		₩ 15
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[17]	R & D		R & D
Location	[17]	Korea		Korea
Percentage of ownership	[17]	16.16%		16.49%
Acquisition cost	[17]	₩ 38		₩ 38
Book value		₩ 212	[17]	₩ 214	[17]	220
Tronix Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[17]	R & D		R & D
Location	[17]	Korea		Korea
Percentage of ownership	[17]	12.50%		12.50%
Acquisition cost	[17]	₩ 75		₩ 75
Book value		₩ 146	[17]	₩ 220	[17]	66
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		0		21		36
Unrecognized equity interest		6		0
Accumulated unrecognized equity interest		₩ 6		₩ 0
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 1,570		₩ 1,570
Book value		₩ 2,772		₩ 2,822		2,562
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[18]	Power generation
Location		Korea	[18]	Korea
Percentage of ownership		27.31%	[18]	29.90%
Acquisition cost		₩ 11,214	[18]	₩ 1
Book value		7,908	[18]	0		0
Unrecognized equity interest		0		(460)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,276		₩ 1,276
Book value		₩ 3,133		₩ 2,877		2,591
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 11,022		₩ 11,022
Book value		₩ 16,137		₩ 14,420		13,010
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.25%		49.25%
Acquisition cost		₩ 7,880		₩ 7,880
Book value		₩ 13,701		₩ 12,394		8,951
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 714		₩ 714
Book value		₩ 250		₩ 246		872
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		42.58%		42.58%
Acquisition cost		₩ 706		₩ 706
Book value		₩ 1,030		₩ 941		859
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 4,400		₩ 4,400
Book value		₩ 6,267		₩ 6,830		7,838
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 360		₩ 360
Book value		₩ 617		₩ 570		586
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 5,651		₩ 5,651
Book value		₩ 8,298		₩ 7,665		8,662
KPE Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.36%		25.36%
Acquisition cost		₩ 3,910		₩ 3,910
Book value		₩ 8,230		₩ 7,779		4,485
G.GURU Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		24.65%		24.65%
Acquisition cost		₩ 493		₩ 493
Book value		₩ 34		₩ 167		300
UD4M Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[19]	R & D		R & D
Location	[19]	Korea		Korea
Percentage of ownership	[19]	12.50%		12.50%
Acquisition cost	[19]	₩ 75		₩ 75
Book value	[19]	₩ 121		₩ 150
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 190		₩ 190
Book value		₩ 512		₩ 380
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 195		₩ 195
Book value		₩ 579		₩ 406
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		29.37%		29.37%
Acquisition cost		₩ 60		₩ 60
Book value		₩ 23		₩ 36		62
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		41.00%		41.00%
Acquisition cost		₩ 5,695		₩ 5,695
Book value		9,306		₩ 7,870		4,277
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[4]			Coal recycling business
Location	[4]			Korea
Percentage of ownership	[4]			4.42%
Acquisition cost	[4]			₩ 7
Book value		₩ 0		₩ 8	[4]	1
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 12,570		₩ 12,570
Book value		₩ 22,909		₩ 19,426		20,040
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 9,540		₩ 9,540
Book value		₩ 17,672		₩ 8,900		9,155
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[20]	Power generation		Power generation
Location	[20]	Korea		Korea
Percentage of ownership	[20]	29.00%		29.00%
Acquisition cost	[20]	₩ 1,411		₩ 1,411
Book value		₩ 603	[20]	₩ 871	[20]	62
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 7,965		₩ 7,965
Book value		₩ 11,301		₩ 10,100		7,461
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,241		₩ 2,241
Book value		₩ 1,950		₩ 2,104		2,188
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[13]	Power generation	[21]
Location		Korea	[13]	Korea	[21]
Percentage of ownership		55.14%	[13]	55.14%	[21]
Acquisition cost		₩ 21,037	[13]	₩ 21,037	[21]
Book value		37,110	[13]	37,191	[21]	23,199
Barakah One Company
Disclosure of associates [line items]
Unrecognized equity interest		33,994		46,746
Accumulated unrecognized equity interest		174,713		140,719
KAPES, Inc.
Disclosure of associates [line items]
Unrecognized equity interest		916		(145)
Accumulated unrecognized equity interest		₩ 3,931		₩ 3,015
Boulder Solar III, LLC
Disclosure of associates [line items]
Key operation activities				Power generation
Location				USA
Percentage of ownership				30.00%
Acquisition cost				₩ 715
Book value				₩ 754
PlatformN. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		29.58%		29.58%
Acquisition cost		₩ 105		₩ 105
Book value		0		0
Unrecognized equity interest		(44)		62
Accumulated unrecognized equity interest		₩ 18		₩ 62
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Key operation activities	[22]	Power generation		Power generation
Location	[22]	Indonesia		Indonesia
Percentage of ownership	[22]	10.00%		10.00%
Acquisition cost	[22]	₩ 26,710		₩ 26,710
Book value		₩ 96,846	[22]	₩ 76,597	[22]	69,035
Green Radiation Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[17]	R & D		R & D
Location	[17]	Korea		Korea
Percentage of ownership	[17]	9.00%		10.00%
Acquisition cost	[17]	₩ 20		₩ 20
Book value	[17]	0		26
Unrecognized equity interest		11		0
Accumulated unrecognized equity interest		₩ 11		₩ 0
Future Convergence Technology Laboratory. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.12%		20.12%
Acquisition cost		₩ 76		₩ 76
Book value		₩ 22		₩ 36
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 90		₩ 90
Book value		₩ 229		₩ 267		214
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd..)
Disclosure of associates [line items]
Key operation activities	[14]	R & D		R & D
Location	[14]	Korea		Korea
Percentage of ownership	[14]	11.04%		16.67%
Acquisition cost	[14]	₩ 81		₩ 81
Book value		₩ 155	[14]	₩ 120	[14]	166
ACE
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 5		₩ 2		20
Environment and Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[17]	R & D		R & D
Location	[17]	Korea		Korea
Percentage of ownership	[17]	10.54%		10.54%
Acquisition cost	[17]	₩ 11		₩ 11
Book value		₩ 3	[17]	₩ 9	[17]	10
Santiago Solar Power SpA
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 13,851		₩ 13,851
Book value		₩ 6,961		₩ 11,769		13,373
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 904		₩ 904
Book value		846		760		903
International Offshore Power Transmission Holding Company Limited [Member]
Disclosure of associates [line items]
Unrecognized equity interest		0		(23,378)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Power Embedded [Member]
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		23.33%		23.33%
Acquisition cost		₩ 70		₩ 70
Book value		₩ 68		₩ 70		0
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[17]	Power generation		Power generation
Location	[17]	Korea		Korea
Percentage of ownership	[17]	18.78%		18.78%
Acquisition cost	[17]	₩ 900		₩ 900
Book value		₩ 682	[17]	₩ 783	[17]	0
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 125		₩ 125
Book value		₩ 281		₩ 254		0
HORANG ENERGY Inc.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 4,240		₩ 4,240
Book value		₩ 3,808		₩ 4,149		0
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		36.12%		36.12%
Acquisition cost		₩ 2,375		₩ 2,375
Book value		2,375		2,375		0
Unrecognized equity interest		266		0
Accumulated unrecognized equity interest		₩ 266		₩ 0
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 4,771		₩ 4,771
Book value		₩ 2,810		₩ 2,981		0
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[15]	Power generation	[23]
Location		Korea	[15]	Korea	[23]
Percentage of ownership		60.00%	[15]	60.00%	[23]
Acquisition cost		₩ 8,400	[15]	₩ 8,400	[23]
Book value		7,908	[15]	8,323	[23]	₩ 0
KEPCO KPS CARABAO Corp.
Disclosure of associates [line items]
Unrecognized equity interest		207		37
Accumulated unrecognized equity interest		₩ 244		37
SkyPic Inc. [Member]
Disclosure of associates [line items]
Key operation activities		R & D
Location		Korea
Percentage of ownership		20.00%
Acquisition cost		₩ 26
Book value		₩ 26		0
HyChangwon Fuel Cell. Co., Ltd. [Member]
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		40.00%
Acquisition cost		₩ 9,396
Book value		₩ 9,278		0
Dreams Co.,Ltd. [Member]
Disclosure of associates [line items]
Key operation activities	[17]	R & D
Location	[17]	Korea
Percentage of ownership	[17]	11.00%
Acquisition cost	[17]	₩ 11
Book value		₩ 11	[17]	0
DEEPAI Co.,Ltd. [Member]
Disclosure of associates [line items]
Key operation activities	[17],[24]	R & D
Location	[17],[24]	Korea
Percentage of ownership	[17],[24]	1.20%
Acquisition cost	[17],[24]	₩ 11
Book value		₩ 11	[17],[24]	0
Amaala Sustainable Company for Energy LLC
Disclosure of associates [line items]
Key operation activities	[22]	Power generation
Location	[22]	Saudi Arabia
Percentage of ownership	[22]	10.00%
Acquisition cost	[22]	₩ 18
Book value		18	[22]	0
Bitsolar Energy Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		1,264		0
Accumulated unrecognized equity interest		1,264		0
Pulau Indah O&M Sdn. Bhd.
Disclosure of associates [line items]
Unrecognized equity interest		1		0
Accumulated unrecognized equity interest		1		0
Foresight Iberian Solar Group Holding, S.L.
Disclosure of associates [line items]
Unrecognized equity interest		4,395		0
Accumulated unrecognized equity interest		4,395		0
Capman Lynx SCA, SICAR
Disclosure of associates [line items]
Unrecognized equity interest		31,090		0
Accumulated unrecognized equity interest		₩ 31,090		₩ 0

[1]	The effective percentage of ownership is 21.66%, considering hybrid bonds.
[2]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2023.
[3]	The Company sold all of its shares in YTN Co., Ltd. for the year ended December 31, 2024.
[4]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[5]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[6]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[7]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[8]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[9]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[10]	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component. The redeemable convertible preferred stock has been repaid in the current period.
[11]	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.
[12]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[13]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[14]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[15]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[16]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[17]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[18]	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.
[19]	The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.
[20]	The effective percentage of ownership increased due to the disproportionate paid-in capital increase.
[21]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[22]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[23]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[24]	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.